Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Performance Units and Reinvested Dividends on Outstanding Performance Units

	Years Ended December 31,
Performance Units	2016	2015	2014
Awarded Units (in thousands)	597.4	575.0	16.9
Weighted Average Unit Fair Value at Grant Date	$62.77	$59.19	$49.73
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2016	2015	2014
Awarded Units (in thousands)	89.2	103.6	98.9
Weighted Average Fair Value at Grant Date	$63.83	$54.35	$53.35
Vesting Period (in years)	(a)	(a)	(a)

(a)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not paid in cash until after the participant’s AEP employment ends.

Summary of Performance Scores and Performance Units Earned

	Years Ended December 31,
Performance Units	2016	2015	2014
Certified Performance Score	163.9%	176.3%	147.8%
Performance Units Earned	1,111,966	1,202,107	889,697
Performance Units Mandatorily Deferred as AEP Career Shares	9,963	41,707	40,831
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	51,684	54,074	39,526
Performance Units to be Paid in Cash	1,050,319	1,106,326	809,340

Summary of Cash Payouts for Performance Units and Career Shares

	Years Ended December 31,
Performance Units and AEP Career Shares	2016	2015	2014
	(in millions)
Cash Payouts for Performance Units	$62.7	$48.1	$29.3
Cash Payouts for AEP Career Share Distributions	9.1	3.0	4.3

Summary of Units Awarded and Fair Value of Restricted Stock Units

	Years Ended December 31,
Restricted Stock Units	2016	2015	2014
Awarded Units (in thousands)	242.0	397.5	64.1
Weighted Average Grant Date Fair Value	$62.88	$58.56	$50.36

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested

	Years Ended December 31,
Restricted Stock Units	2016	2015	2014
	(in millions)
Fair Value of Restricted Stock Units Vested	$16.4	$18.3	$18.7
Intrinsic Value of Restricted Stock Units Vested (a)	21.0	24.2	24.9

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2016	721.3	$52.48
Granted	242.0	62.88
Vested	(326.7)	50.07
Forfeited	(33.0)	55.81
Nonvested as of December 31, 2016	603.6	57.54

Stock Unit Accumulation Plan for Non-employee Directors

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2016	2015	2014
Awarded Units (in thousands)	19.1	24.9	25.4
Weighted Average Grant Date Fair Value	$64.96	$55.46	$54.08

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements

	Years Ended December 31,
Share-based Compensation Plans	2016	2015	2014
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$66.5	$63.8	$85.4
Actual Tax Benefit Realized	23.3	22.3	29.9
Total Compensation Cost Capitalized	20.8	20.3	23.1

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.